Income Taxes (Change in unrecognized tax benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 29	$ 26
Increases due to tax positions related to current year	1	2
Increases due to tax positions related to a prior year	2	1
Decreases due to tax positions related to a prior year	(2)	0
Balance, December 31	$ 30	$ 29